Intangible Assets	9 Months Ended
Sep. 30, 2022
Intangible Assets
Intangible Assets

NOTE 5 – Intangible Assets

On June 16, 2022, pursuant to the terms of a stock purchase agreement, Fvndit purchased from the Company all of the shares of Fvndit’s common stock currently owned by the Company and certain accounts receivable that were due from Fvndit to the Company.  As consideration for the sale of the shares and the accounts receivable to Fvndit, the Company acquired all rights to certain proprietary information and copyrights associated with Fvndit’s online investment marketplace business in Vietnam, the right to the name Fvndit, ownership of the “fvndit.com” domain name, and certain information related to Fvndit’s customers.

The change in the intangible assets has been summarized under the following table for the nine months period ended September 30, 2022:

Intangible Assets	September 30, 2022	December 31, 2021

Beginning balance	$-	$-
Acquired intangible assets:
Proprietary Information	321,547	-
Impairment	-
Amortization	(8,039)
Ending balance	$313,508	$-

The proprietary information has a useful life of 10 years and is amortized accordingly.